Organization and Nature of Operations	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company incorporated as a Singapore corporation on July 25, 2019 under the name 3DOM (Singapore) Pte. Ltd. The Company is wholly-owned by 3DOM Alliance Inc., a Company incorporated in Japan and the ultimate controlling shareholder is Mr. Masataka Matsumara.

On November 9, 2022, the Company changed its name from 3DOM (Singapore) Pte. Ltd. to noco-noco Pte. Ltd ("noco-noco").

noco-noco Inc. (the “Company”) is a platform-solution provider of decarbonization offerings, aiming to truly solve urgent environmental crises through the comprehensive decarbonization of all forms of transportation.

Business combination

On August 25, 2023 (the “Closing Date”), noco-noco Inc., an exempted company with limited liability incorporated under the laws of the Cayman Islands (the “Company” or “PubCo”), consummated the previously announced Business Combination (defined below).

On December 29,2022, PubCo, Prime Number Acquisition I Corp. (“PNAC”), Prime Number Merger Sub Inc., a Delaware corporation and a direct wholly-owned subsidiary of PubCo (“Merger Sub”), Prime Number New Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of PubCo (“New SubCo”), noco-noco Pte. Ltd., a Singapore private company limited by shares, and certain shareholders of noco-noco collectively holding a controlling interest (together with other shareholders of noco-noco subsequently joining the transactions, the “Sellers”), entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, PNAC proposed to enter into a business combination with noco-noco involving a merger and a share exchange, among which: (i) Merger Sub would merge with and into PNAC, with PNAC as the surviving entity and a wholly-owned subsidiary of PubCo (the “Merger”), (ii) New SubCo would acquire all of the issued and outstanding shares of noco-noco from the Sellers, and in exchange, PubCo would issue to the Sellers the ordinary shares of PubCo, with noco-noco becoming a subsidiary of New SubCo and an indirect subsidiary of PubCo (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Upon the consummation of the Business Combination, each of PNAC and noco-noco would become a subsidiary of PubCo, and PNAC stockholders and the Sellers would receive ordinary shares, par value $0.0001 per share, of PubCo (“PubCo Ordinary Shares”) as consideration and become the shareholders of PubCo. The Merger was consummated on August 24, 2023, and the Share Exchange and Business Combination were consummated on the Closing Date.

Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination: (i) each PNAC unit (“PNAC Units”) issued and outstanding immediately prior to the effective time of the Merger was automatically detached and the holder thereof was deemed to hold one share of PNAC Class A Ordinary Share (defined below), one half of PNAC Warrant (defined below), and one PNAC Right (defined below); (ii) each share of PNAC Class A Ordinary Share, par value $0.0001 per share (“PNAC Class A Ordinary Share”, together with PNAC Class B Ordinary Share, par value $0.0001 per share, the “PNAC Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger was canceled in exchange for the right to receive one PubCo Ordinary Share, (iii) each PNAC warrant (“PNAC Warrant”) outstanding immediately prior to the effective time of the Merger ceased to be a warrant with respect to PNAC Ordinary Share and was assumed by PubCo and converted into a warrant of PubCo (“PubCo Warrant”) to purchase one PubCo Ordinary Share subject to substantially the same terms and conditions prior to the effective time of the Merger; and (iv) each PNAC Right (“PNAC Right”) outstanding immediately prior to the effective time of the Merger was cancelled in exchange for the right to receive one-eighth (1/8) of one PubCo Ordinary Share. In addition, pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange (i) New SubCo acquired all the outstanding shares of noco-noco (“noco-noco Shares”) from the Sellers, (ii) in exchange, each Seller received such number of newly issued PubCo Ordinary Share that was equal to the product of (a) the quotient of (i) $1,350,000,000 (the “noco-noco Valuation”), divided by (ii) the price per PubCo Ordinary Share that equals to the redemption price of each share of PNAC Class A Ordinary Share in connection with the Business Combination (the “PubCo Per Share Price”), multiplied by (b) such Seller’s Pro Rata Portion as set out in the Allocation Schedule of the Business Combination Agreement.

The Company was determined to be the accounting acquirer given that the original shareholders of noco-noco effectively controlled the combined entity after the Transaction. PNAC is treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the SPAC Transaction, the Company’s shareholders have a majority of the voting power of the combined company, the Company comprised all of the ongoing operations of the combined entity, the Company comprised a majority of the governing body of the combined company, and the Company’s senior management comprised all of the senior management of the combined company. Accordingly, for accounting purposes, the SPAC Transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by the Company for the net assets of PNAC, accompanied by a recapitalization. The Company is determined as the predecessor, and the historical financial statements of noco-noco Group became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization. Net assets of PNAC were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the SPAC Transaction were those of the noco-noco Group.

Prior to the Closing of the Business Combination, on August 13, 2023, PNAC entered into an agreement (the “Forward Purchase Agreement”) with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Seller”) for a cash-settled OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, the Seller purchased 1,999,998 shares of PNAC’s Class A Ordinary Shares (the “Forward Purchase shares”) from third parties at approximately $10.65 per share through a broker in the open market and, three business day following the closing of the Business Combination, the Company paid out to the Seller an amount (such amount, as adjusted under the Forward Purchase Agreement, the “Prepayment Amount”) equal to the redemption price per share multiplied by the number of subject shares on the date of prepayment. The prepayment amount of $21,299,979 was paid out of the funds received by the Company from PNAC's trust account and will be held in deposit account for the benefit of the Seller until the “Valuation Date” (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). At any time prior to the Valuation Date, the Seller may elect an optional early termination to sell some or all of the Forward Purchase shares in the open market. If the Seller sells any shares prior to the Valuation Date, a pro-rata portion of the prepayment amount will be released from the deposit account and paid to the Company. Depending on the manner in which the Forward Purchase Transaction is settled, the Company may never have access to the full remaining prepayment amount of $21,299,979. Refer to Note 12 for further details on the Forward Purchase Agreement and the related settlement scenarios.

August 28, 2023
$
Cash - PNAC trust and cash, net of redemptions	24,029,660
Less: Combined company transaction costs	(755,872)
Net cash proceeds from Business Combination	23,273,788
Less: Prepayment amount pursuant to Forward Purchase Transaction	(21,299,979)
Less: Forward Purchase Transaction share consideration reimbursement and trading commissions	(1,201,348)
Cash proceeds, net of Forward Purchase Transaction Prepayment Amount	772,461

As at June 30, 2024, subsidiaries of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Prime Number New Sub Pte. Ltd.	January 25, 2023	Singapore	100% owned by the Company	Dormant
noco-noco Pte. Ltd.	July 25, 2019	Singapore	100% owned by Prime Number New Sub Pte. Ltd.	Principally engaged in providing platform-solutions of decarbonizing offerings
noco-noco Australia Pty. Ltd. ("noco-noco Australia")	January 19, 2023	Australia	52% owned by noco-noco Pte. Ltd.	Dormant